Related parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Frontier Airlines Inc [Member]
IfrsStatementLineItems [Line Items]
Revenue from Code-Share Services, Related Party Transactions	$ 5,478		$ 5
Jetsmart Airlines S P A [Member]
IfrsStatementLineItems [Line Items]
Revenue from Code-Share Services, Related Party Transactions	240
Jetsmart Airlines S.A. [Member]
IfrsStatementLineItems [Line Items]
Revenue from Code-Share Services, Related Party Transactions	80
Mro Commercial S.a. [Member]
IfrsStatementLineItems [Line Items]
Maintenance expenses related party transaction	21,354	15,674	11,097
Technical Support Expenses, Related Party Transactions	24	17
And P International Services S.a.p.i [Member]
IfrsStatementLineItems [Line Items]
Maintenance expenses related party transaction	2,986	2,895	914
Volantio Inc [Member]
IfrsStatementLineItems [Line Items]
Services expenses related party transaction	420
Mijares Angoitia Corts Y Fuentes S.c. [Member]
IfrsStatementLineItems [Line Items]
Professional Fees Revenue Related Party Transaction	196	225	196
Chevez Ruiz Zamarripa Y Ca. S.c [Member]
IfrsStatementLineItems [Line Items]
Professional Fees Revenue Related Party Transaction	192	1,175	923
Grupo Aeroportuario Del Centro Norte [Member]
IfrsStatementLineItems [Line Items]
Airport Service Expenses Related Party Transactions		12,263	9,792
Servprot S.a. De C.v. [Member]
IfrsStatementLineItems [Line Items]
Security Service Expenses Related Party Transactions		115	207
Aeromantenimiento S.a. [Member]
IfrsStatementLineItems [Line Items]
Maintenance expenses related party transaction			3,690
Technical Support Expenses, Related Party Transactions			$ 170